Note 29 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2025
Note 29 - Foreign exchange control measures in Argentina
Note 29 - Foreign exchange control measures in Argentina

29        Foreign exchange control measures in Argentina

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. After a new administration took office in Argentina in December 2023, some of these restrictions have been progressively lifted or eased. The main currently applicable measures are described below:

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Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market (“MULC”) and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within 20 business days of collection. Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within 20 business days of collection.

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Access to the MULC to pay for imports of services is permitted as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or is deferred for 90 calendar days as from the date of supply or accrual of the service (if rendered by a related party).

•	Access to the MULC to pay for imports of goods is permitted as from the date of customs clearance.
•	Access to the MULC to pay imports of capital assets is permitted according to the following schedule: up to 30% in advance; up to 50% against shipment; and the balance against customs clearance.
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Access to the MULC to pay dividends will be permitted for distributable earnings corresponding to full fiscal years commencing after January 1, 2025. Access to the MULC to pay dividends for accumulated earnings relating to prior years remains subject to the approval of the Argentine Central Bank.

Access to foreign currency and transfers out of Argentina to make payments that remain restricted can be achieved through securities transactions involving securities listed both in Argentina and in other markets, resulting in a different implicit exchange rate, generally higher than the official exchange rate. Pursuing any such transactions by Argentine companies and, in certain cases, its shareholders and affiliates, result in temporary restrictions for the Argentine company to access the MULC. It is still unclear if or when the Argentine authorities will eliminate or loosen the remaining restrictions.

Since April 14, 2025, the Argentine government established a trading band allowing the Argentine peso to float between 1,000 and 1,400 against the U.S. dollar. As from January 2026, the lower and upper levels of the band will be adjusted every month the Consumer Price Index for the second preceding month (before January 2026, it was adjusted by 1% per month). In addition, the Argentine Central Bank is allowed to sell foreign currency when the market price hits the upper level and is allowed to purchase foreign currency (to increase its foreign reserves) within the band and below its lower level, subject to market liquidity and aligned with money demand. The official exchange rate of the Argentine peso as of December 31, 2025, was 1,455 per U.S. dollar.

Tenaris’s financial position in Argentine pesos as of December 31, 2025, amounted to a net short exposure of approximately $8.8 million, while Argentine subsidiaries held U.S. dollar-denominated Argentine bonds for an aggregated value of $204.4 million. In the event of an additional devaluation these companies will suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a further devaluation of the Argentine peso against the U.S. dollar.

As of December 31, 2025, the total equity of Argentine subsidiaries represented approximately 13% of Tenaris’s total equity and the sales made by Argentine subsidiaries during the year ended December 31, 2025, amounted approximately to 17% of Tenaris’s total sales. Assets and liabilities denominated in Argentine peso as of December 31, 2025, are valued at the prevailing official exchange rate.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. These Consolidated Financial Statements should be read taking into account these circumstances.